As filed with the Securities and Exchange Commission on November 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Marketocracy Masters 100 Fund
Portfolio of Investments
September 30, 2015 (Unaudited)

		Shares	Market Value
Common Stocks - 62.4%			$3,015,610
(Cost $3,586,107)

ACCOMMODATION AND FOOD SERVICES - 1.0%			48,894
CHH	CHOICE HOTELS INTERNATIONAL, INC.	400	19,060
LPCN	LIPOCINE, INC.*	600	7,098
SBUX	STARBUCKS CORP.	400	22,736

CONSTRUCTION - 1.5%			72,631
DHI	DR HORTON, INC.	600	17,616
KBH	KB HOME	400	5,420
LEN	LENNAR CORP. - CLASS A	200	9,626
MDC	MDC HOLDINGS, INC.	200	5,236
PHM	PULTEGROUP, INC.	1,000	18,870
RYL	RYLAND GROUP, INC. (The)	200	8,166
TOL	TOLL BROTHERS, INC.*	200	6,848
XIN	XINYUAN REAL ESTATE CO., LTD. - ADR	300	849

FINANCE AND INSURANCE - 1.8%			86,770
CME	CME GROUP, INC.	200	18,548
TACO	DEL TACO RESTAURANTS, INC.*	600	8,400
GNW	GENWORTH FINANCIAL, INC.*	3,500	16,170
IBN	ICICI BANK, LTD. - ADR	2,000	16,760
MET	METLIFE, INC.	200	9,430
MTG	MGIC INVESTMENT CORP.*	1,000	9,260
USB	US BANCORP	200	8,202

INFORMATION - 4.5%			217,670
EA	ELECTRONIC ARTS, INC.*	1,200	81,300
FIS	FIDELITY NATIONAL INFORMATION SERVICES	200	13,416
FTR	FRONTIER COMMUNICATIONS CORP.	600	2,850
GTT	GTT COMMUNICATIONS, INC.*	1,200	27,912
NFLX	NETFLIX, INC.*	200	20,652
DIS	WALT DISNEY CO. (THE)	700	71,540

MANUFACTURING - 37.6%			1,817,230
ACAD	ACADIA PHARMACEUTICALS, INC.*	800	26,456
AJRD	AEROJET ROCKETDYNE HOLDINGS, INC.*	1,200	19,416
AKS	AK STEEL HOLDING CORP.*	600	1,446
FOLD	AMICUS THERAPEUTICS, INC.*	400	5,596
ANAC	ANACOR PHARMACEUTICALS, INC.*	200	23,542
AAPL	APPLE, INC.	1,300	143,390
AVGO	AVAGO TECHNOLOGIES LTD.	400	50,004
BBRY	BLACKBERRY, LTD.*	3,400	20,842
BRCM	BROADCOM CORP. - Class A	200	10,286
BLDR	BUILDERS FIRSTSOURCE, INC.*	1,400	17,752
CELG	CELGENE CORP.*	500	54,085
CEMP	CEMPRA, INC.*	600	16,704
CVX	CHEVRON CORP.	200	15,776
CMRX	CHIMERIX, INC.*	200	7,640
CRUS	CIRRUS LOGIC, INC.*	1,000	31,510
KO	COCA-COLA CO. (THE)	200	8,024
STZ	CONSTELLATION BRANDS, INC. - Class A	400	50,084
CYAN	CYANOTECH CORP.*	1,800	10,800
DPRX	DIPEXIUM PHARMACEUTICALS, INC.*	2,200	30,800
XOM	EXXON MOBIL CORP.	200	14,870
FCSC	FIBROCELL SCIENCE, INC.*	1,200	4,620
FSLR	FIRST SOLAR, INC.*	400	17,100
FOMX	FOAMIX PHARMACEUTICALS LTD.*	2,200	16,126
FEIM	FREQUENCY ELECTRONICS, INC.*	2,600	26,988
GILD	GILEAD SCIENCES, INC.	200	19,638
HALO	HALOZYME THERAPEUTICS, INC.*	11,400	153,102
IG	IGI LABORATORIES, INC.*	4,000	26,160
ILMN	ILLUMINA, INC.*	200	35,164
ITT	ITT CORP.	600	20,058
IXYS	IXYS CORP.	2,500	27,900
JKS	JINKOSOLAR HOLDING CO. LTD. - ADR*	200	4,388
KERX	KERYX BIOPHARMACEUTICALS, INC.*	1,800	6,336
KMG	KMG CHEMICALS, INC.	1,400	27,006
LSCC	LATTICE SEMICONDUCTOR CORP.*	2,600	10,010
MNK	MALLINCKRODT PLC*	338	21,612
MNKD	MANNKIND CORP.*	24,100	77,361
MGPI	MGP INGREDIENTS, INC.	4,200	67,242
MNTA	MOMENTA PHARMACEUTICALS, INC.*	3,200	52,512
MNST	MONSTER BEVERAGE CORP.*	400	54,056
NWBO	NORTHWEST BIOTHERAPEUTICS, INC.*	3,000	18,750
NVGN	NOVOGEN LTD. - ADR*	1,000	2,460
NVDA	NVIDIA CORP.	1,600	39,440
NXPI	NXP SEMICONDUCTORS NV*	400	34,828
PRTK	PARATEK PHARMACEUTICALS, INC.	1,200	22,800
PERY	PERRY ELLIS INTERNATIONAL, INC.*	800	17,568
PSTI	PLURISTEM THERAPEUTICS, INC.*	10,900	19,838
POZN	POZEN, INC.*	800	4,668
PRTA	PROTHENA CORP. PLC*	200	9,068
QRVO	QORVO, INC.*	337	15,182
RDHL	REDHILL BIOPHARMA LTD - ADR*	2,600	33,566
REED	REED'S, INC.*	200	914
SOL	RENESOLA, LTD. - ADR*	1,400	1,361
SGNT	SAGENT PHARMACEUTICALS, INC.*	1,600	24,528
SNY	SANOFI - ADR	300	14,241
SRPT	SAREPTA THERAPEUTICS, INC.*	1,200	38,532
SWKS	SKYWORKS SOLUTIONS, INC.	1,000	84,210
SODA	SODASTREAM INTERNATIONAL LTD.*	200	2,752
SUPN	SUPERNUS PHARMACEUTICALS, INC.*	400	5,612
TTM	TATA MOTORS, LTD. - ADR	800	18,000
TSO	TESORO CORP.	500	48,620
TTPH	TETRAPHASE PHARMACEUTICALS, INC.*	1,400	10,444
TGTX	TG THERAPEUTICS, INC.*	1,400	14,112
TCON	TRACON PHARMACEUTICALS, INC.*	800	7,816
TSL	TRINA SOLAR LTD. - ADR*	200	1,794
UA	UNDER ARMOUR, INC. - CLASS A*	600	58,068
VRTX	VERTEX PHARMACEUTICALS, INC.*	400	41,656
ZAHLY	ZUOAN FASHION LTD. - ADR*	2,000	0

MINING, QUARRYING, AND OIL AND GAS EXTRACTION - 2.0%			96,113
COP	CONOCOPHILLIPS	200	9,592
DVN	DEVON ENERGY CORP.	200	7,418
LINE	LINN ENERGY LLC	400	1,076
PBR	PETROLEO BRASILEIRO S.A. - ADR*	2,200	9,570
SLW	SILVER WHEATON CORP.	5,700	68,457

OTHER SERVICES (EXCEPT PUBLIC ADMINISTRATION) - 0.1%			5,922
AVXL	ANAVEX LIFE SCIENCES CORP.*	4,200	5,922

PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES - 12.0%			581,464
AKAO	ACHAOGEN, INC.*	3,000	17,280
AFFX	AFFYMETRIX, INC.*	2,600	22,204
AMRI	ALBANY MOLECULAR RESEARCH, INC.*	1,000	17,420
BLUE	BLUEBIRD BIO, INC.*	1,000	85,550
CBM	CAMBREX CORP.*	800	31,744
EXEL	EXELIXIS, INC.*	1,400	7,854
ITCI	INTRA CELLULAR THERAPIES, INC.*	200	8,008
LMNX	LUMINEX CORP.*	2,000	33,820
NVAX	NOVAVAX, INC.*	17,200	121,604
TRVN	TREVENA, INC.*	22,800	235,980

RETAIL TRADE - 1.5%			73,470
DANG	E-COMMERCE CHINA DANGDANG, INC. - ADR*	2,800	16,716
EVLV	EVINE LIVE, INC.*	5,300	13,886
JCP	JC PENNEY CO., INC.*	200	1,858
OSTK	OVERSTOCK.COM, INC.*	1,500	25,740
WSM	WILLIAMS-SONOMA, INC.	200	15,270

TRANSPORTATION AND WAREHOUSING - 0.3%			11,050
RRTS	ROADRUNNER TRANSPORTATION SYSTEMS, INC.*	200	3,680
WMB	WILLIAMS COS., INC. (THE)	200	7,370

WHOLESALE TRADE - 0.1%			4,396
HBP	HUTTIG BUILDING PRODUCTS, INC.*	1,400	4,396

PARTNERSHIPS & TRUST - 4.2%			204,690
(Cost $219,299)

FINANCE AND INSURANCE - 0.3%			15,306
AGNC	AMERICAN CAPITAL AGENCY CORP.	600	11,220
MFA	MFA FINANCIAL, INC.	600	4,086

REAL ESTATE AND RENTAL AND LEASING - 3.9%			189,384
ARPI	AMERICAN RESIDENTIAL PROPERTIES, INC.	200	3,454
NLY	ANNALY CAPITAL MANGEMENT, INC.	11,200	110,544
HCP	HCP, INC.	200	7,450
VER	VEREIT, INC.	8,800	67,936

INVESTMENT COMPANIES - 4.7%			225,784
(Cost $251,373)
TMV	DIREXION DAILY 20 YEAR PLUS TREASURY BEAR 3X SHARES*	200	5,500
IFN	INDIA FUND, INC. (THE)	1,000	24,360
IAU	ISHARES GOLD TRUST*	600	6,468
SLV	ISHARES SILVER TRUST*	6,200	85,994
BRF	MARKET VECTORS BRAZIL SMALL-CAP ETF	900	9,684
DBA	POWERSHARES DB AGRICULTURE FUND*	1,000	20,880
DBC	POWERSHARES DB COMMODITY INDEX TRACKING FUND*	1,400	21,210
PHYS	SPROTT PHYSICAL GOLD TRUST*	2,200	20,174
HQL	TEKLA LIFE SCIENCES INVESTORS	1,400	31,514

MONEY MARKET FUNDS - 28.6%			1,385,550
(Cost $1,385,550)
FIGXX	FIDELITY INSTITUTIONAL MONEY MARKET FUNDS, 0.01% (^)	1,385,550	1,385,550

TOTAL INVESTMENT SECURITIES - 99.9%			4,831,634
(Cost $5,442,329)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			2,581

NET ASSETS - 100.0%			$4,834,215

ADR	American Depository Receipt
*	Non-income producing security.
^	Seven-day yield as of September 30, 2015

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Cost of investments			5,442,329
Gross unrealized appreciation			92,201
Gross unrealized depreciation			(702,896)
Net unrealized appreciation			$(610,695)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the

Notes to Financial Statements section in the Fund’s most recent annual report.

The Marketocracy Masters 100 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used  to develop the measurements of fair value and a discussion in changes in valuation techniques and  related inputs during the period.

These inputs are summarized in the three broad levels listed below.

• Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the to access.

• Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
COMMON STOCKS^	$3,015,610	$-	$-	$3,015,610

PARTNERSHIPS & TRUSTS^	204,690	-	-	$204,690

INVESTMENT COMPANIES^	225,784	-	0	$225,784

SHORT-TERM INVESTMENT	1,385,550	-	-	$1,385,550

TOTAL INVESTMENT SECURITIES	$4,831,634	$-	$0	$4,831,634

^ See Portfolio of Investments for industry breakout.

Following is a reconciliation of investments I which significant unobservable inputs (Level 3) were used in determining fair value.
Common Stocks

Balance at June 30, 2015	$-
Purchased	-
Sales	-
Realized Gain (Loss)	-
Change in unrealized appreciation/depreciation	-
Transfer into Level 3	0
Balance at September 30, 2015	$0

The Fund recognizes transfer between levels at the end of the reporting period. There was one transfer between levels at September 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marketocracy Funds

By  /s/ Kendrick W. Kam
      Kendrick W. Kam, President & Treasurer

Date  November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Kendrick W. Kam
      Kendrick W. Kam, President & Treasurer

Date  November 27, 2015